Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Pledged Assets collateral and Activities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Assets pledged as collateral	$ 371,350	$ 364,387
Federal Home Loan Bank Loans [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Assets pledged as collateral	21,235	41,510
Bank assets [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Assets pledged as collateral	221,366	219,570
Bank assets [member] | Securities [member] | NHA mortgaged back securities [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Assets pledged as collateral	$ 5,492	$ 4,481